SCHEDULE OF LOSS BEFORE PROVISION FOR INCOME TAXES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Loss before provision for income taxes	$ (3,812,874)	$ (1,041,828)	$ (1,561,607)
Outside China [Member]
Loss before provision for income taxes	(2,381,972)	(445,386)	(120,000)
CHINA
Loss before provision for income taxes	$ (1,430,902)	$ (596,442)	$ (1,441,607)